Subsequent events	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events [Text Block]
24) Subsequent events

On March 12, 2024, the Company and Stryten Energy LLC ("Stryten") (together the "Parties") signed a nonbinding letter of intent to establish a new venture, owned equally by each of the Parties, that would combine the Company's wholly owned subsidiary, Largo Clean Energy Corp., with Stryten's vanadium redox flow battery business.

The Parties will use reasonable efforts to negotiate toward the execution, subject to the Parties agreement in their sole discretion, of definitive transaction agreements, including, without limitation, a stock purchase agreement setting forth the terms and conditions of the transactions contemplated by the Term Sheet (the “Proposed Transaction”). The Company anticipates that the Proposed Transaction will be completed within the next quarter.

Accordingly, the Company classified the Largo Clean Energy segment as being held for sale in March 2024. At December 31, 2023, the carrying amount of the Largo Clean Energy segment's net assets was $7,514, which includes other intangible assets (intellectual property) of $3,056 and mine properties, plant and equipment of $5,839.